FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Jun. 30, 2024
FAIR VALUE DISCLOSURES
Schedule of losses recognized on investments

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Net losses recognized during the period on investments in marketable securities	¥1,965	¥96	¥658
Less: Net losses recognized during the period on investments in marketable securities sold during the period	—	—	—
Unrealized losses recognized during the reporting period on investments in marketable securities still held at the reporting date	¥1,965	¥96	¥658